Rental Expense and Lease Commitments	12 Months Ended
Dec. 31, 2018
Rental Expense and Lease Commitments
Rental Expense and Lease Commitments

NOTE R. RENTAL EXPENSE AND LEASE COMMITMENTS

Rental expense, including amounts charged to inventories and fixed assets, and excluding amounts previously reserved, was $1,944 million in 2018, $1,821 million in 2017 and $1,508 million in 2016. Rental expense in agreements with rent holidays and scheduled rent increases is recorded on a straight-line basis over the lease term. Contingent rentals are included in the determination of rental expense as accruable.

The table below depicts gross minimum rental commitments under noncancelable leases, amounts related to vacant space associated with workforce transformation, sublease income commitments and capital lease commitments. These amounts reflect activities primarily related to office space, data centers, equipment and vehicles.

($ in millions)

	2019	2020	2021	2022	2023	Beyond 2023
Operating lease commitments
Gross minimum rental commitments (including vacant space below)	$1,581	$1,233	$914	$640	$445	$815
Vacant space	$29	$23	$14	$9	$5	$8
Sublease income commitments	$11	$7	$5	$4	$4	$2
Capital lease commitments	$3	$3	$3	$3	$2	$28